Convertible Debentures (Details)							12 Months Ended
	Mar. 06, 2020 CAD ($)	Nov. 25, 2019 CAD ($) $ / shares shares	Jan. 24, 2019 CAD ($) day shares	Jan. 24, 2019 USD ($) day shares	Mar. 09, 2018 CAD ($) day $ / shares	Nov. 28, 2017 CAD ($) day $ / shares	Jun. 30, 2020 CAD ($) bps	Jun. 30, 2019 CAD ($) bps shares	Jun. 30, 2020 $ / shares	Nov. 30, 2019 $ / shares	Jun. 30, 2019 $ / shares	Jan. 24, 2019 USD ($) $ / shares
Borrowings, Convertible Debentures [Roll Forward]
Conversion of debt							$ (391,911,000)	$ (1,019,000)
Current portion							(32,110,000)	(235,909,000)
Long-term portion							294,928,000	267,672,000
Conversion price (in CAD per share) | $ / shares		$ 39.40
Conversion of notes, percent converted		99.00%
Conversion of notes (in shares) | shares		5,761,260
Loss on induced conversion of debenture								0
Repayment of convertible debenture	$ (2,300,000)						(2,306,000)	0
Financial liabilities at amortised cost							204,209,000	141,244,000
Derivative liability							1,827,000	177,395,000
Unrealized gain on derivative liability							(175,568,000)	8,167,000
Share price (in USD per share) | $ / shares									$ 12.42
Convertible debenture
Borrowings, Convertible Debentures [Roll Forward]
Convertible debentures, beginning balance							503,581,000	191,528,000
Issued								460,610,000
Conversion option portion								(169,228,000)
Financing fees								(14,965,000)
Conversion of debt							(219,614,000)	(1,018,000)
Interest paid							(35,737,000)	(11,535,000)
Accretion							36,799,000	31,654,000
Accrued interest							33,465,000	22,397,000
Principal repayment							(2,306,000)
Unrealized gain on foreign exchange							10,850,000	(5,862,000)
Convertible debentures, ending balance							327,038,000	503,581,000
Current portion							(32,110,000)	(235,909,000)
Long-term portion							294,928,000	267,672,000
Convertible debenture, November 2017
Borrowings, Convertible Debentures [Roll Forward]
Convertible debentures, beginning balance							0	637,000
Issued								0
Conversion option portion								0
Financing fees								0
Conversion of debt							0	(640,000)
Interest paid							0	(69,000)
Accretion							0	34,000
Accrued interest							0	38,000
Principal repayment							0
Unrealized gain on foreign exchange							0	0
Convertible debentures, ending balance							0	0
Current portion							0	0
Long-term portion							0	0
Notional amount						$ 115,000,000.0
Borrowings, interest rate						6.00%
Conversion price (in CAD per share) | $ / shares						$ 78
Conversion, stock price trigger (in CAD per share) | $ / shares						$ 108
Consecutive trading days | day						10
Convertible debenture, March 2018
Borrowings, Convertible Debentures [Roll Forward]
Convertible debentures, beginning balance							212,094,000	190,891,000
Issued								0
Conversion option portion								0
Financing fees								0
Conversion of debt							(219,614,000)	(378,000)
Interest paid							(7,948,000)	(11,466,000)
Accretion							9,857,000	21,574,000
Accrued interest							7,917,000	11,473,000
Principal repayment							(2,306,000)
Unrealized gain on foreign exchange							0	0
Convertible debentures, ending balance							0	212,094,000
Current portion							0	(212,094,000)
Long-term portion							0	0
Notional amount					$ 230,000,000.0
Borrowings, interest rate					5.00%
Conversion price (in CAD per share) | $ / shares					$ 156.60
Conversion, stock price trigger (in CAD per share) | $ / shares					$ 204
Consecutive trading days | day					10
Borrowings maturity, term					2 years
Temporarily amended conversion price (in CAD per share) | $ / shares										$ 39.40
Discount on average daily VWAP of common shares, percent										0.06
Conversion of notes, percent converted		99.00%
Remaining principal amount of debenture		$ 227,000,000						$ 400,000
Conversion of notes (in shares) | shares		5,761,260						2,765
Interest expense on borrowings		$ 7,900,000
Payment for interest previously incurred on convertible borrowings		4,700,000
Payment for interest not yet incurred on convertible borrowings		$ 3,200,000
Loss on induced conversion of debenture							(172,300,000)
Repayment of convertible debenture	$ (2,300,000)
Convertible debenture, January 2019
Borrowings, Convertible Debentures [Roll Forward]
Convertible debentures, beginning balance							291,487,000	$ 0
Issued								460,610,000
Conversion option portion								(169,228,000)
Financing fees								(14,965,000)
Conversion of debt							0	0
Interest paid							(27,789,000)	0
Accretion							26,942,000	10,046,000
Accrued interest							25,548,000	10,886,000
Principal repayment							0
Unrealized gain on foreign exchange							10,850,000	(5,862,000)
Convertible debentures, ending balance							327,038,000	291,487,000
Current portion							(32,110,000)	(23,815,000)
Long-term portion							294,928,000	267,672,000
Notional amount			$ 460,600,000									$ 345,000,000
Borrowings, interest rate			5.50%									5.50%
Conversion price (in CAD per share) | $ / shares												$ 86.72
Conversion, number of common shares (in shares) | shares			11.53	11.53
Principal amount used for conversion rate												$ 1,000
Proceeds from borrowings			$ 445,600,000	$ 334,700,000
Transaction costs			$ 15,000,000
Share price (in USD per share) | $ / shares									$ 12.42		$ 93.84
Convertible debenture, January 2019 | On and after February 28, 2022 and prior to February 28, 2024
Borrowings, Convertible Debentures [Roll Forward]
Conversion price (in CAD per share) | $ / shares												$ 112.74
Consecutive trading days | day			30	30
Trading days | day			20	20
Conversion, threshold percentage of stock price trigger			130.00%	130.00%
Convertible debenture, January 2019 | On and after February 28, 2024
Borrowings, Convertible Debentures [Roll Forward]
Consecutive trading days | day			20	20
Trading days | day			10	10
Conversion, dollar unit per redemption share			$ 1,000	$ 1,000
Convertible debenture, January 2019 | On and after February 28, 2024 | Top of range
Borrowings, Convertible Debentures [Roll Forward]
Redemption, threshold days | day			60	60
Convertible debenture, January 2019 | On and after February 28, 2024 | Bottom of range
Borrowings, Convertible Debentures [Roll Forward]
Redemption, threshold days | day			30	30
Convertible debenture, January 2019 | Upon the Occurrence of Certain Customary Events
Borrowings, Convertible Debentures [Roll Forward]
Redemption percentage of principal amount			100.00%	100.00%
Convertible Senior Notes | Convertible debenture, January 2019
Borrowings, Convertible Debentures [Roll Forward]
Financial liabilities at amortised cost			$ 276,400,000
Debentures, accrued interest							8,600,000	10,900,000
Conversion Option | Convertible debenture, January 2019
Borrowings, Convertible Debentures [Roll Forward]
Amount of equity component			$ (169,200,000)									$ 126,800,000
Derivative liability							1,800,000	177,400,000
Unrealized gain on derivative liability							$ (175,600,000)	$ 8,200,000
Historical volatility for shares | Convertible debenture, January 2019
Borrowings, Convertible Debentures [Roll Forward]
Significant unobservable input, liabilities							0.75	0.60
Credit spread | Convertible debenture, January 2019
Borrowings, Convertible Debentures [Roll Forward]
Significant unobservable input, liabilities | bps							3,297	897
Stock borrow rate | Convertible debenture, January 2019
Borrowings, Convertible Debentures [Roll Forward]
Significant unobservable input, liabilities							0.50	0.15